Convertible Securities Payable (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Securities Payable [Abstract]
Schedule of Convertible Securities Payable

The amount of convertible securities payable consists of the followings:

	As of December 31, 2025	As of December 31, 2025
	RM	Convenience Translation USD
At beginning of year	—	—
Addition	84,895,915	20,905,175
Conversion	(20,725,509)	(5,103,548)
At end of year	64,170,406	15,801,627